Summary of Significant Accounting Policies (Details) - Schedule of Redeemable Common Stock	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Redeemable Common Stock [Abstract]
Gross Proceeds	$ 86,250,000
Less: fair value of public warrants	(5,879,729)
Less: common stock issuance costs	(4,736,093)
Accretion to redemption value	13,409,184
Redeemable common stock	$ 89,043,362